Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                            December 30, 2019

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

      Re:   AB Variable Products Series Fund, Inc.:
            - AB Growth and Income Portfolio (the "Fund")
            File Nos. 33-18647 and 811-05398
            ---------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 79 under the Securities Act of 1933 and Amendment No. 80 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Fund. We are making this filing solely to reflect certain changes to the principal strategies of the Fund (as disclosed in the first two paragraphs under "Principal Strategies" in the Fund Prospectus).

      Please call me at the above-referenced number if you have any questions regarding the attached.

                                          Sincerely,

                                          /s/ Lancelot A. King
                                          --------------------
                                              Lancelot A. King

Attachment

cc:  Stephen J. Laffey
     Paul M. Miller